General and administrative expenses - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation Property Plant And Equipment And Short Term Leases	€ 0.1	€ 0.1